Label	Element	Value
Global X Funds | Global X S&P 500 ESG Covered Call ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X S&P 500 ESG Covered Call ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global X S&P 500 ESG Covered Call ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 ESG BuyWrite Index ("Underlying Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Cboe S&P 500 ESG BuyWrite Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index seeks to provide long exposure to an equity portfolio that applies a set of specific Environmental, Social and Governance (“ESG”) criteria as part of its security selection process, while also selling call options generally associated with such exposure. Specifically, the Underlying Index measures the performance of a covered call strategy, also known as a “buy-write” strategy, that seeks to provide long exposure by “buying” the underlying components of the S&P 500 ESG Index (the “Reference Index”) and to generate options premium income by “writing” (selling) a succession of one-month, at-the-money (“ATM”) covered call options on the Reference Index. In seeking to track the Underlying Index, the Fund invests in the securities reflected in the Underlying Index by purchasing the underlying holdings of the Reference Index in proportion to their weight in the Reference Index, and systematically writing (selling) a succession of one-month, ATM covered call options on the Reference Index. The implications of the written (sold) call options are described in more detail here:

Call Options – When the Fund sells a call option, the Fund receives a premium in exchange for an obligation to sell shares of the Reference Index at a strike price on the expiration date if the buyer of the call option exercises it. If the
Reference Index closes above the strike price as of the expiration date and the buyer exercises the call option, the investor will have to pay the difference between the value of the Reference Index and the strike price. If the Reference Index closes below the strike price as of the expiration date, the call option may end up worthless and the investor retains the premium. Generally speaking, an at-the-money (“ATM”) call option refers to an option where the strike price of the option is equal to the price of the underlying asset at the time when the option is written (sold). .

On a monthly basis, the Underlying Index’s portfolio will write (sell) a succession of one-month call options corresponding to the value of the underlying securities of the Reference Index and will cover such options by holding the component securities of the Reference Index. Each call option written in the Underlying Index’s portfolio will have an exercise price generally at the prevailing market price of the Reference Index. However, if call options with those precise strike prices are unavailable, the Underlying Index’s portfolio will instead select the call options with the strike price closest to but above the prevailing market price of the Reference Index. Each option position in the Underlying Index’s portfolio will (i) be traded on a national securities exchange; (ii) be held until expiration date; (iii) expire on its date of maturity; (iv) only be subject to exercise on its expiration date; and (v) be settled in cash.

The Reference Index is designed to measure the performance of securities meeting certain sustainability criteria (criteria related to Environmental, Social and Governance (“ESG”) factors), while maintaining similar overall industry group weights as the S&P 500 Index, as determined by S&P (the “Index Provider”). The S&P 500 Index is a float adjusted market capitalization equity benchmark which is generally regarded as being representative of the large-cap segment of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. The Reference Index is rebalanced annually.

The Reference Index is designed to measure the performance of securities meeting certain sustainability criteria (criteria related to ESG factors), while maintaining similar overall industry group weights as the S&P 500 Index. The Reference Index employs negative screens to exclude securities of companies with business activities that do not meet the eligibility criteria. Such screens rely on information from Sustainalytics, a globally-recognized independent provider of ESG research, ratings, and data. Companies’ business activities are distinguished between categories with absolute prohibitions (which do not allow any involvement by a company in a certain business activity) and categories that permit a de minimis amount of a certain business activity (generally, permitting a company to derive less than 5% of its revenues from, or to own less than 25% of another company that engages in, such activity). Examples of business activities with absolute prohibitions include, but are not limited to, arctic oil & gas exploration, cannabis production and controversial weapons, while examples of business activities with limited prohibitions include, but are not limited to, alcoholic beverages, gambling and nuclear power production.

In addition, the Reference Index excludes the following:

•Companies that are classified by Sustainalytics as being non-compliant with the United Nations Global Compact (“UNGC”) principles (“Non-Compliant UNGC Companies”). Non-Compliant UNGC Companies are (i) companies found to have been responsible for egregious and severe violations of commonly accepted international norms related to human rights, labor rights, the environment and business ethics, or (ii) companies deemed to facilitate third parties in human rights violations due to their involvement in certain weapons with disproportional and/or non-discriminatory impact on citizens and society;

•Companies that have an S&P Dow Jones Indices (“DJI”) ESG Score, as assigned by SAM, an ESG scoring business unit of S&P Global, Inc. (an affiliate of the Index Provider), that falls within the worst 25% of scores from each Global Industry Classification Standard (GICS) industry group in the underlying universe of companies eligible for inclusion in the Index (the “Investment Universe”); or

•Companies that do not have (i) Sustainalytics coverage for determining tobacco-, controversial weapons-, oil sands-, small arms-, military weapons- and thermal coal-related involvement or compliance with UNGC principles; or (ii) an S&P DJI ESG Score.

S&P DJI ESG Scores are assigned by SAM using its Corporate Sustainability Assessment (“CSA”), which is an annual evaluation of a company’s sustainability practices. The CSA focuses on ESG factors that SAM determines are financially material to the company, relative to its industry peer companies as determined by SAM. The CSA is a questionnaire-based analysis process focused on ESG factors, with the aim of identifying the extent to which companies are equipped to recognize and respond to emerging sustainability opportunities and challenges in the global market. Companies are evaluated based on a range of financially relevant sustainability criteria, covering environmental, social, and governance dimensions. Companies’ responses to questions are assigned values, which are then aggregated into criteria, dimension, and total ESG scores, using an industry-specific weighting scheme. An interdisciplinary team of analysts designs, monitors, and refines the annual S&P
Global CSA, with the purpose of generating additional insights into companies’ value-creating and risk-mitigating ESG potential. The assessment centers on sustainability criteria that are financially relevant to corporate performance, valuation, and security selection.

After implementing the exclusion criteria described above, the remaining companies are then ranked based on their S&P DJI ESG Score. For each GICS industry group, companies are selected for inclusion in the Index primarily in decreasing order of S&P DJIESG Score until approximately 75% of the float adjusted market capitalization of the industry group is reached.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The call options sold by the Fund will be collateralized by the Fund's equity holdings at the time the Fund sells the options. By selling call options on the value of the portfolio of stocks in the Reference Index, the Fund's covered call strategy may generate income. If the price of the Reference Index is above the strike price of the Fund’s call options positions upon the expiration of the call option, then at expiration the Fund would owe the purchaser of the call option the difference between the strike price and the value of the Reference Index, so the amount owed with respect to the call option would offset any gains the Fund may experience from the securities held. For example, if the price of the Reference Index were to increase by 15% from the time the call options were sold to the time the call options expired, then the call options would be expected to have a value equal to approximately 15% of the value the portfolio had at the time when the call options were sold, which would offset all of the Fund’s gains from the increase in the Reference Index over the relevant period. However, if the price of the Reference Index is below the strike price of the Fund’s call options positions at expiry, the call options will expire worthless and the Fund will retain the premium. An investor that purchases Fund shares other than on the day that the Fund takes writes (sells) monthly call options, or who sells shares other than on the day that the call options expire, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s call options positions, and the price of the Reference Index.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2023, the Underlying Index had significant exposure to the information technology sector. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2023, the Underlying Index had significant exposure to the information technology sector. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Risk [Heading]	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund section of this Prospectus and in the Statement of Additional Information ("SAI"). The order of the below risk factors does not indicate the significance of any particular risk factor.
Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Derivatives Risk: The Fund will invest in options, a type of derivative instrument. Derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses for the Fund. In addition, the prices of the derivative instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect may not move together as expected. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the relevant reference index. Derivatives are usually traded on margin, which may subject the Fund to margin calls. Margin calls may force the Fund to liquidate assets. On October 28, 2020, the SEC adopted Rule 18f-4 (“Rule 18f-4”) under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives the Fund can enter into.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Covered Call Option Writing Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the Reference Index above the exercise prices of such options, but will continue to bear the risk of declines in the value of the Reference Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

ESG Investing Strategy Risk: The stocks of companies with favorable ESG attributes, as determined by the Index Provider, may underperform the stock market as a whole. As a result, the Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in the Fund investing in securities, industries or sectors that underperform the market as a whole, forgoing opportunities to invest in securities that might otherwise be advantageous to buy or underperform other funds screened for ESG standards. In addition, it is possible that the Index Provider could overlook, misapply and/or otherwise fail to accurately screen for the stated ESG criteria, potentially resulting in a company or companies being included in the Underlying Index that do not meet the stated ESG criteria.

Focus Risk: To the extent that the Underlying Index focuses in investments related to a particular industry or group of industries, the Fund will also focus its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Information Technology Sector: Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.
Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and trading of its Shares. For example, at the start of 2023, central banks had already increased interest rates at the fastest rate on record, and it is unknown how long this trend will continue and when inflation will return to target levels. This increases the risk that monetary policy may provide less support should economic growth slow. Additionally, China’s shift away from a zero-COVID policy creates both opportunities and risks, causing uncertainty for global economic growth. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Options Premium Tax Risk: The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund would sell such security. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Turnover Risk: The Fund may engage in frequent and active trading, which may significantly increase the Fund’s portfolio turnover rate. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. For example, a portfolio turnover rate of 300% is equivalent to the Fund buying and selling all of its securities three times during the course of a year. A high portfolio turnover rate would result in high brokerage costs for the Fund, may result in higher taxes when shares are held in a taxable account and lower Fund performance.
Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance is not necessarily indicative of how the Fund will perform in the future.
Global X Funds | Global X S&P 500 ESG Covered Call ETF | Global X S&P 500 ESG Covered Call ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XYLE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 192

[1]	Other Expenses are based on estimated amounts for the current fiscal year.